Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of lease expenses and income

Year ended December 31,	2020	2019
Short-term lease expense	$14,555	$36,179
Operating lease expense	4,740	4,435
Operating lease income	(8,118)	(3,074)

Schedule of operating lease income

	December 31, 2020	December 31, 2019
Net book value of property, plant and equipment under finance leases	$115,942	$139,140
Weighted-average remaining lease term (in years):
Finance leases	3.0	3.1
Operating leases	8.1	8.3
Weighted-average discount rate:
Finance leases	3.66%	3.94%
Operating leases	4.79%	4.80%

Schedule of future minimum lease payments for operating leases
The future minimum lease payments and receipts from non-cancellable operating leases as at December 31, 2020 for the periods shown are as follows:

	Payments		Receipts
For the year ending December 31,	Finance Leases	Operating Leases	Operating leases
2021	$28,969	$4,768	$8,179
2022	22,735	3,702	7,276
2023	13,942	2,413	6,121
2024	6,442	1,193	493
2025 and thereafter	1,358	10,160	—
Total minimum lease payments	$73,446	$22,236	$22,069
Less: amount representing interest	(3,974)	(4,114)
Carrying amount of minimum lease payments	$69,472	$18,122
Less: current portion of leases	(26,895)	(4,004)
	$42,577	$14,118

Schedule of future minimum lease payments for finance leases
The future minimum lease payments and receipts from non-cancellable operating leases as at December 31, 2020 for the periods shown are as follows:

	Payments		Receipts
For the year ending December 31,	Finance Leases	Operating Leases	Operating leases
2021	$28,969	$4,768	$8,179
2022	22,735	3,702	7,276
2023	13,942	2,413	6,121
2024	6,442	1,193	493
2025 and thereafter	1,358	10,160	—
Total minimum lease payments	$73,446	$22,236	$22,069
Less: amount representing interest	(3,974)	(4,114)
Carrying amount of minimum lease payments	$69,472	$18,122
Less: current portion of leases	(26,895)	(4,004)
	$42,577	$14,118

Schedule of future minimum lease payments for lessor operating leases
The future minimum lease payments and receipts from non-cancellable operating leases as at December 31, 2020 for the periods shown are as follows:

	Payments		Receipts
For the year ending December 31,	Finance Leases	Operating Leases	Operating leases
2021	$28,969	$4,768	$8,179
2022	22,735	3,702	7,276
2023	13,942	2,413	6,121
2024	6,442	1,193	493
2025 and thereafter	1,358	10,160	—
Total minimum lease payments	$73,446	$22,236	$22,069
Less: amount representing interest	(3,974)	(4,114)
Carrying amount of minimum lease payments	$69,472	$18,122
Less: current portion of leases	(26,895)	(4,004)
	$42,577	$14,118